Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	898,008,803.60	45,526
Yield Supplement Overcollateralization Amount 01/31/16	39,525,910.69	0
Receivables Balance 01/31/16	937,534,714.29	45,526
Principal Payments	28,385,012.22	731
Defaulted Receivables	1,886,737.11	86
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	37,841,116.36	0
Pool Balance at 02/29/16	869,421,848.60	44,709

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	83.96%

Prepayment ABS Speed	1.52%

Overcollateralization Target Amount	39,123,983.19
Actual Overcollateralization	39,123,983.19

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	6.30%
Weighted Average Remaining Term	59.49

Delinquent Receivables:
Past Due 31-60 days	8,456,359.73	411
Past Due 61-90 days	2,851,182.35	134
Past Due 91-120 days	467,885.97	26
Past Due 121 + days	0.00	0
Total	11,775,428.05	571

Total 31+ Delinquent as % Ending Pool Balance	1.35%

Recoveries	918,049.00

Aggregate Net Losses/(Gains) - February 2016	968,688.11

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.24%
Prior Period Net Loss Ratio	0.98%
Second Prior Period Net Loss Ratio	0.99%
Third Prior Period Net Loss Ratio	0.15%
Four Month Average	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Flow of Funds	$ Amount

Collections	32,784,827.81
Advances	(40,742.22)
Investment Earnings on Cash Accounts	4,091.66
Servicing Fee	(781,278.93)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	31,966,898.32

Distributions of Available Funds
(1) Class A Interest	812,675.97
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,300,542.03
(7) Distribution to Certificateholders	3,815,768.65
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	31,966,898.32

Servicing Fee	781,278.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 02/16/16	857,598,407.44
Principal Paid	27,300,542.03
Note Balance @ 03/15/16	830,297,865.41

Class A-1
Note Balance @ 02/16/16	64,438,407.44
Principal Paid	27,300,542.03
Note Balance @ 03/15/16	37,137,865.41
Note Factor @ 03/15/16	17.1934562%

Class A-2a
Note Balance @ 02/16/16	280,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	280,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class A-2b
Note Balance @ 02/16/16	133,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	133,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class A-3
Note Balance @ 02/16/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	234,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class A-4
Note Balance @ 02/16/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	125,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	21,160,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	850,587.64
Total Principal Paid	27,300,542.03
Total Paid	28,151,129.67

Class A-1
Coupon	0.41000%
Interest Paid	20,548.69
Principal Paid	27,300,542.03
Total Paid to A-1 Holders	27,321,090.72

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	224,000.00

Class A-2b
One-Month Libor	0.43050%
Coupon	0.83050%
Interest Paid	85,910.61
Principal Paid	0.00
Total Paid to A-2b Holders	85,910.61

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8428670
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0527389
Total Distribution Amount	27.8956059

A-1 Interest Distribution Amount	0.0951328
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.3913983
Total A-1 Distribution Amount	126.4865311

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8000000

A-2b Interest Distribution Amount	0.6459444
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.6459444

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/16	164,134.84
Balance as of 02/29/16	123,392.62
Change	(40,742.22)

Reserve Account
Balance as of 02/16/16	2,581,024.89
Investment Earnings	307.69
Investment Earnings Paid	(307.69)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89